Fair Value Measurement - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 27, 2011 DerivativeInstrument	Dec. 25, 2012 DerivativeInstrument
Fair Value Assets Measured On Recurring Basis [Line Items]
Number of derivative instruments	0	0
Non cash impairment charge	$ 1,400